4. CONVERTIBLE NOTES PAYABLE (Details - Convertible notes) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Convertible notes payable, principal		$ 992,591	$ 1,293,211
Unamortized discount	$ (90,864)	(151,438)	(774,011)
Convertible notes payable, net	901,727	841,153	519,200
Accrued interest	9,943	55,701	5,391
November 2014 10% Convertible Notes [Member]
Convertible notes payable, principal		612,811	612,811
Unamortized discount		(93,590)	(275,363)
Convertible notes payable, net		519,221	337,448
Accrued interest		34,386	2,555
December 2016 10% Convertible Notes (due July 1, 2019) [Member]
Convertible notes payable, principal	379,780	379,780	680,400
Unamortized discount	(34,766)	(57,848)	(498,648)
Convertible notes payable, net	345,014	321,932	181,752
Accrued interest	$ 3,275	$ 21,315	$ 2,836